DISPOSITIONS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Net gains on dispositions		$ 0	$ 0	$ 55,000,000
New Zealand pathology business | Disposal group, disposed of by sale, not discontinued operations | Business Services Segment
Disclosure of operating segments [line items]
Net gains on dispositions	$ 55,000,000
Gross proceeds	$ 390,000,000